Trade and Other Receivables - Details of Trade and Other Receivables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross and carrying amounts of accounts receivable other [member]
Disclosure of financial assets [line items]
Financial instruments classified as FVTPL	₩ 532,225	₩ 489,617